PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER ASSETS
Prepaid sales, general and administrative expenses	$ 14,404,804	$ 14,410,183
Prepaid SaaS implementation costs	16,786,702	15,369,165
Deferred reinsurance premiums ceded	3,278,052
Other	10,258,738	5,043,395
Media content	3,000,499
Prepaid expenses and other assets	$ 47,728,795	$ 34,822,743